Note 6 - Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Financial Liability, carrying amount	$ 13,277	$ 13,820
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Financial liabilities, fair value		190
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | EIB warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		190
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Financial liabilities, fair value		0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | EIB warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	8,958	9,588
Financial liabilities, fair value		2,714
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	8,143	8,566
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | EIB warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial Liability, carrying amount	$ 815	1,022
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		$ 2,714